Note 9 - Deferred Income	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Text Block]
9.	Deferred Income

The amounts shown in the accompanying consolidated balance sheets amounting to $2,789,186 and $3,129,671 represent time charter revenues received in advance as of December 31, 2011 and as of December 31, 2012, respectively.